Components of Income Before Income Taxes and Income Taxes (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income before income taxes:
Domestic	¥ 112,374	¥ 28,477	¥ 31,735
Foreign	59,958	32,321	24,247
Income before income taxes	172,332	60,798	55,982
Current income taxes:
Domestic	21,297	17,213	11,603
Foreign	14,447	7,232	7,324
Total current income taxes	35,744	24,445	18,927
Deferred income taxes:
Domestic	11,892	(10,089)	4,901
Foreign	(5,422)	1,009	(1,049)
Total deferred income taxes	6,470	(9,080)	3,852
Total income taxes	¥ 42,214	¥ 15,365	¥ 22,779